CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Sep. 02, 2025	Aug. 25, 2023	May 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Aug. 31, 2024	Jun. 11, 2024	Apr. 11, 2024
Short-Term Debt [Line Items]
Convertible debt outstanding				$ 118,295	$ 105,000
Debt discounts convertible debt				131,705	0
Amortization of debt discount				(0)	24,821
Proceeds from convertible notes				200,000	0
Accrued interest				707,574	429,200
Aggregate principal amount				535,000
Convertible debt			$ 58,846	$ (0)	105,079
Principal balance			$ 63,513
Conversion price				$ 0.25
Outstanding balance of notes				$ 110,000	$ 410,000
Loan Agreements [Member]
Short-Term Debt [Line Items]
Accrued interest				499
Aggregate principal amount				$ 200,000
Conversion price				$ 3.00
Warrants purchase aggregate				66,667
Common stock shares gross				6,667
Proceeds of common stock				$ 200,000
Accrue interest				12.00%
Outstanding balance of notes				$ 200,000
Previous Owners Of Edge View [Member]
Short-Term Debt [Line Items]
Principal balance						$ 5,501
Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Principal balance		$ 5,000
Interest rate		10.00%
Series Y Senior Convertible Preferred Stock [Member]
Short-Term Debt [Line Items]
Issuance of convertible preferred stock					938,908			938,908
Series R Preferred Stock [Member]
Short-Term Debt [Line Items]
Aggregate principal amount							$ 535,000
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Proceeds from convertible notes				200,000
Principal amount				154,049
Debt converted, conversion cost converted				$ 1,500	$ 1,000
Debt converted, shares issued	64,165			64,165	1,222
Adjustment to additional paid in capital				$ 145,871	$ 1,679
Principal amount					105,080
Accrued interest					122,780
Debt converted, interest converted					$ 680
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount				50,000
Accrued interest				$ 23,370